Premises and Equipment - Detail of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 51,930	$ 49,060
Less accumulated depreciation	(11,807)	(10,884)
Premises and equipment, net	40,123	38,176
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,662	15,140
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	27,898	25,859
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	140	140
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,115	6,698
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	112	123
Construction-In-Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3	$ 1,100